Deposits, prepaid expenses and other current assets (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Deposits, prepaid expenses and other current assets
Advances to suppliers	$ 304,821	$ 568,496
Deposits	31,403	32,975
Deferred listing expenses	0	1,290,336
GST receivables	0	1,021
Prepaid expenses	111,753	139,767
Other receivables	148,174	3,947
Deposits prepaid expenses and other current assets, net	$ 596,151	$ 2,036,542